Artisan Floating Rate Fund Average Annual Total Returns		12 Months Ended	37 Months Ended	99 Months Ended	129 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
ICE BofA US Broad Market Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent				0.89%	1.69%
Investor
Prospectus [Line Items]
Average Annual Return, Percent		7.48%	5.87%
Performance Inception Date	Dec. 01, 2021
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.02%	2.87%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.36%	3.17%
Investor | S&P UBS Leverage Loan Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.05%	6.86%
Investor | ICE BofA US Broad Market Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.49%	(2.47%)
Advisor
Prospectus [Line Items]
Average Annual Return, Percent		7.60%	5.99%
Performance Inception Date	Dec. 01, 2021
Advisor | S&P UBS Leverage Loan Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.05%	6.86%
Advisor | ICE BofA US Broad Market Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.49%	(2.47%)
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		7.65%	6.00%
Performance Inception Date	Dec. 01, 2021
Institutional | S&P UBS Leverage Loan Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.05%	6.86%
Institutional | ICE BofA US Broad Market Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.49%	(2.47%)